Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (with sales charge)
Average Annual Return, Percent	(4.28%)	4.78%		6.35%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	1.01%	6.16%		7.18%
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	0.76%	5.86%		6.90%
Without Sales Load [Member] | Z Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Z Class (without sales charge)
Average Annual Return, Percent	1.17%	6.30%	6.31%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	12.10%	15.61%		12.32%
Russell Midcap Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Total Return
Average Annual Return, Percent	5.24%	13.24%		7.47%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	12.10%	15.61%		12.32%
Russell Midcap Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Total Return
Average Annual Return, Percent	5.24%	13.24%		7.47%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	12.10%	15.61%	13.04%
Russell Midcap Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Total Return
Average Annual Return, Percent	5.24%	13.24%	7.31%